Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000116034 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000116034 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000116034 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116034 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116034 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000116034 [Member] | EXOR NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116034 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116034 [Member] | Liberty Media Corp Liberty Formula One Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116034 [Member] | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000116034 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116034 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000116034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000116034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000116034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000116034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000116034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000116034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000116034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000116034 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000116034 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000116034 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000116034 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000116034 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000116034 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000116034 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000116034 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000116034 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116035 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000116035 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000116035 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116035 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116035 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000116035 [Member] | EXOR NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116035 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116035 [Member] | Liberty Media Corp Liberty Formula One Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116035 [Member] | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000116035 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116035 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000116035 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000116035 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000116035 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000116035 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116035 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000116035 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000116035 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000116035 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000116035 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000116035 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000116035 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000116035 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000116035 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000116035 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000116035 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000116035 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000116035 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116036 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000116036 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000116036 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116036 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000116036 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000116036 [Member] | EXOR NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116036 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116036 [Member] | Liberty Media Corp Liberty Formula One Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116036 [Member] | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000116036 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116036 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000116036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000116036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000116036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000116036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000116036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000116036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000116036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000116036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000116036 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000116036 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000116036 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000116036 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000116036 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000116036 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000116036 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000116036 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000116036 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000178758 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000178758 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000178758 [Member] | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000178758 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000178758 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000178758 [Member] | EXOR NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000178758 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000178758 [Member] | Liberty Media Corp Liberty Formula One Series A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000178758 [Member] | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000178758 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178758 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000178758 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178758 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000178758 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000178758 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178758 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000178758 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000178758 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000178758 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000178758 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000178758 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178758 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000178758 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000178758 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000178758 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000178758 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178758 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000178758 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008922 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008922 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008922 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008922 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008922 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008922 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008922 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008922 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008922 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008922 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000008922 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000008922 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008922 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008922 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008922 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000008922 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008922 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153950 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153950 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153950 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153950 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153950 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153950 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153950 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153950 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153950 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153950 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153950 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000153950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000153950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000153950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000153950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000153950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153950 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000153950 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153951 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153951 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153951 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153951 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153951 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153951 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153951 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153951 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153951 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153951 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000153951 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000153951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000153951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000153951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000153951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000153951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000153951 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008921 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008921 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008921 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008921 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008921 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008921 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008921 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008921 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008921 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008921 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008921 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008921 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000008921 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000008921 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008921 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008921 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008921 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008921 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008921 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000008921 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008921 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008921 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128520 [Member] | Banco de Sabadell SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128520 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128520 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128520 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | Vistry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | Georg Fischer AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | Zealand Pharma A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128520 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000128520 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128520 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000128520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000128520 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128520 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000128520 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000128520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000128520 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000128520 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000128520 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128520 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128520 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000128520 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128520 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000128520 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000128520 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000128520 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128520 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128520 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000128520 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128520 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128521 [Member] | Banco de Sabadell SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128521 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128521 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128521 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | Vistry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | Georg Fischer AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | Zealand Pharma A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128521 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000128521 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128521 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000128521 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000128521 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128521 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128521 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000128521 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000128521 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000128521 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000128521 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000128521 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128521 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128521 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000128521 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128521 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000128521 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000128521 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000128521 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128521 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128521 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000128521 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128521 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128522 [Member] | Banco de Sabadell SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128522 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128522 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128522 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | Vistry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | Georg Fischer AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | Zealand Pharma A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128522 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000128522 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128522 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000128522 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000128522 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128522 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128522 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000128522 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000128522 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000128522 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000128522 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000128522 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128522 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128522 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000128522 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128522 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000128522 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000128522 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000128522 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128522 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128522 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000128522 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128522 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026876 [Member] | Banco de Sabadell SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026876 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026876 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026876 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | Vistry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | Georg Fischer AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | Zealand Pharma A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026876 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000026876 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026876 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000026876 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026876 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026876 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026876 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000026876 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026876 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026876 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000026876 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000026876 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026876 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026876 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000026876 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026876 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026876 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026876 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026876 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026876 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026876 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000026876 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026876 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128528 [Member] | Banco de Sabadell SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128528 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128528 [Member] | Celestica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128528 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | Vistry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | Georg Fischer AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | Zealand Pharma A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000128528 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000128528 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128528 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000128528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000128528 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128528 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000128528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000128528 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000128528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000128528 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000128528 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128528 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128528 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000128528 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128528 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000128528 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000128528 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000128528 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128528 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128528 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000128528 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128528 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009221 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009221 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009221 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009221 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009221 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009221 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009221 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009221 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009221 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009221 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000009221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000009221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000009221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000009221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000009221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000009221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009221 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141730 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141730 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141730 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141730 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141730 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141730 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141730 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141730 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141730 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141730 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141730 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141730 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000141730 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000141730 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141730 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141730 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000141730 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000141730 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141730 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141733 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141733 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141733 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141733 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141733 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141733 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141733 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141733 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141733 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141733 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141733 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141733 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000141733 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000141733 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141733 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141733 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000141733 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000141733 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141733 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141734 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141734 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141734 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141734 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141734 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141734 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141734 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141734 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141734 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141734 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141734 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141734 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000141734 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000141734 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141734 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141734 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000141734 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000141734 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141734 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141736 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141736 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141736 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141736 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141736 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141736 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141736 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141736 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141736 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141736 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141736 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141736 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000141736 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000141736 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141736 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141736 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000141736 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000141736 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141736 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141738 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141738 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141738 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141738 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141738 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141738 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141738 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141738 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141738 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141738 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141738 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141738 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000141738 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000141738 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141738 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141738 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000141738 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000141738 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141738 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141731 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141731 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141731 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141731 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141731 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141731 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141731 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141731 [Member] | TopBuild Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141731 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141731 [Member] | Appfolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000141731 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000141731 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000141731 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000141731 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141731 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000141731 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000141731 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000141731 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141731 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127063 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127063 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000127063 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127063 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127063 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127063 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127063 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127063 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127063 [Member] | Sumitomo Mitsui Trust Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127063 [Member] | FANUC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127063 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000127063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000127063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000127063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000127063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000127063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127063 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127063 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000127063 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127063 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127063 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127063 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000127063 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127063 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000127063 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127063 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127063 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152689 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152689 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152689 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152689 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152689 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152689 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152689 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152689 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152689 [Member] | Sumitomo Mitsui Trust Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152689 [Member] | FANUC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152689 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152689 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000152689 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152689 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000152689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000152689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000152689 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152689 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152689 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000152689 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152689 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152689 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152689 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000152689 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152689 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000152689 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152689 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152689 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127064 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000127064 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127064 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127064 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127064 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127064 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127064 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127064 [Member] | Sumitomo Mitsui Trust Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127064 [Member] | FANUC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127064 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000127064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127064 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000127064 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000127064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000127064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000127064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127064 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127064 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127064 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000127064 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127064 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127064 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127064 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000127064 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127064 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000127064 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127064 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127064 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127065 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127065 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000127065 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127065 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127065 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127065 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127065 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127065 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127065 [Member] | Sumitomo Mitsui Trust Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127065 [Member] | FANUC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127065 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000127065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000127065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000127065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000127065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000127065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000127065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127065 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127065 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000127065 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127065 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000127065 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127065 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000127065 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127065 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000127065 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127065 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127065 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152690 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152690 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152690 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152690 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152690 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152690 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152690 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152690 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152690 [Member] | Sumitomo Mitsui Trust Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152690 [Member] | FANUC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152690 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152690 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152690 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000152690 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152690 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152690 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152690 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152690 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152690 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000152690 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000152690 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000152690 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152690 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152690 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000152690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152690 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152690 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000152690 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000152690 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152690 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152690 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152691 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152691 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152691 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152691 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152691 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152691 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152691 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152691 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152691 [Member] | Sumitomo Mitsui Trust Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152691 [Member] | FANUC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152691 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000152691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000152691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000152691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000152691 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152691 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152691 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000152691 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152691 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152691 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152691 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000152691 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152691 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000152691 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152691 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152691 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152692 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152692 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152692 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152692 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152692 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152692 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152692 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152692 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152692 [Member] | Sumitomo Mitsui Trust Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152692 [Member] | FANUC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152692 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152692 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152692 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000152692 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152692 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152692 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152692 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152692 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152692 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000152692 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000152692 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000152692 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152692 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152692 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000152692 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152692 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152692 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152692 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000152692 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152692 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000152692 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152692 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152692 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%